Share-Based Payments (Details) - Schedule of Movement in Number of Stock Options Outstanding and Weighted Average Exercise Price - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of movement in number of stock options outstanding and weighted average exercise price [Abstract]
Average exercise price per share option, As at 1 July	$ 0.37	$ 0.31	$ 0.4
Number of options, As at 1 July	19,873,877	45,309,478	42,807,118
Average exercise price per share option, Granted during the year	$ 0.12	$ 0.25	$ 0.28
Number of options, Granted during the year	1,430,000	500,000	11,560,000
Average exercise price per share option, Exercised during the year			$ 0.23
Number of options, Exercised during the year			(4,057,640)
Average exercise price per share option, Forfeited/ lapsed during the year	$ 0.48	$ 0.27	$ 0.5
Number of options,Forfeited/ lapsed during the year	(8,424,157)	(25,935,601)	(5,000,000)
Average exercise price per share option, As at 30 June	$ 0.27	$ 0.37	$ 0.31
Number of options, As at 30 June	12,879,720	19,873,877	45,309,478
Average exercise price per share option, Vested and exercisable at 30 June	$ 0.27	$ 0.37	$ 0.31
Number of options, Vested and exercisable at 30 June	12,610,802	19,538,877	45,309,478